SHARE-BASED PAYMENT (Schedule of Change of Awards) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at beginning of year	2,445,597	2,572,372	2,487,236
Granted	443,800	617,825	458,950
Exercised	(67,470)	(53,584)	(10,659)
Forfeited	(485,373)	(691,016)	(363,155)
Outstanding at end of year	2,336,554	2,445,597	2,572,372
Exercisable at end of year	1,412,023	1,406,048	1,755,253
Weighted Average Exercise Price
Outstanding at beginning of year	₪ 29.99	₪ 32.47	₪ 35.2
Granted	20.64	19.02	21.10
Exercised	32.30	15.77	18.19
Forfeited	16.98	30.51	35.70
Outstanding at end of year	27.87	29.99	32.47
Exercisable at end of year	₪ 33.17	₪ 38.02	₪ 38.69
The weighted average remaining contractual life for the share options	3 years 4 months 20 days	3 years 7 months 17 days	3 years 2 months 19 days